MESSAGE
To Our Shareholders

In a difficult twelve-month period, the Buffalo Funds have performed well.
During a time span that encompassed both the zenith of the "new economy" stocks and what has now been coined "the tech wreck," Buffalo Small Cap, Equity, and
USA Global Funds have not only survived, but prospered. The managers have identified a strategy that ignores the short-term gyrations of the market, and instead looks to the future trends that will shape the next three to five years.
This has provided us with the good fortune to be in the right stocks and sectors, and the foresight to stay away from the others.

Though not an equity fund, the Buffalo High Yield Fund still benefits from the long-term trend analysis and research. The Fund was able to avoid the problem areas of recent months, and used the difficult market as an opportunity to upgrade its quality of holdings.

Buffalo Balanced Fund is a blend of both stocks and bonds, and has benefited from the same trend analysis and quality upgrade seen in the other Funds.

As of March 31, the Buffalo Funds included about 13,300 accounts,  totaling $215 million in assets under management.  Please see the Portfolio  Management Review immediately  following this letter to read about how technology has affected the
Funds,  and to learn more about our newest  offering.  In addition,  we are very pleased that on April 16, the Buffalo Science & Technology Fund was added to the Buffalo Fund group.

Should you have any comments or questions concerning your investments, please contact us at 1-800-49-BUFFALO or visit our newly re-designed web site at
www.buffalofunds.com. Thank you for your continued confidence and investments.

Sincerely,

/s/Stephen S. Soden
Stephen S. Soden
President

Portfolio Management Review

"Give them credit for courage." That's what Morningstar had to say regarding our recent launch of the new Buffalo  Science  &  Technology  Fund.  While we're
taking that level of pessimism as a positive sign for technology stocks, it does raise a valid question. Is this a good time to invest in technology stocks? And, why would anyone start a technology  mutual fund now? To answer these questions, it is important to  understand a little  history of  technology  and  technology stocks.

Recall the bull market that began in August of 1982, and made the 1980s a great period for most investors (yes, including the crash of 1987). Also, recall that at the beginning of the 1980s, the personal computer was booming as an emerging technology, driving similar booms in related areas such as software, semiconductors and computer peripherals. TIME magazine's Man of the Year for
1982 was none other than "the computer," based on recognition that the computer, not an individual, was the single most powerful force in the news. But this was also a pretty grim period for Americans. The decade of the 1970s ended with
Americans held hostage and the 1980s began with double digit inflation and unemployment. Americans were in need of some good news, and Wall Street was gearing up to sell it to them.

The first half of the 1980s saw the initial public offerings (IPOs) of future tech heavyweights; Compaq Computer, LSI Logic, Computer Associates, Seagate,
3Com, Micron Technology, Novell, and Autodesk. Then, in what was without a doubt the single best year of creation of future wealth, 1986 saw the IPO of
Microsoft, Oracle, Sun Microsystems, EMC, Adobe Systems, SunGard Data Systems,
Cypress Semiconductor, Informix and Silicon Graphics. What a decade! When you consider the positive backdrop of falling interest rates, inflation, unemploy-ment, and a roaring stock market, technology investors were cleaning
up. Right?

Technology Stocks in the 1980s:
Bright Promise, Dismal Performance

On the surface, the environment for technology stocks during the 1980s couldn't have been more positive. But, for most investors, technologies bright promise proved to be a dismal failure. To illustrate the point, the return for the
Fidelity Select Technology Fund for the years 1984 through 1989 was a negative
3.05% per year, versus a positive 17.86% per year for the S&P 500 Index.

Why was tech such a poor investment during the otherwise booming 1980s? And, are there any parallels to what is happening today? We believe that there are clear parallels.

When investors get excited about a new high growth market (for example, PCs in the early 1980s or the Internet in the later 1990s), they begin investing in new companies that were spawned with the goal of reaping massive profits from the coming demand. These capital inflows to companies allow them to develop products, build manufacturing plants, hire a sales force, develop distribution channels, and fund losses until profitability can be achieved. The more money that's available for the funding of new companies, the more competitors that particular industry will have. The early 1980s was a fertile time for the proliferation of start-up companies, particularly in the personal computer and related computer peripheral and software markets. The amount of money raised in the public markets for technology companies over the past few years has been staggering. A similar funding boom took place in the early 1980s.

We think that the market's exuberance for computer-related stocks during the early 1980s is eerily similar to the recent love affair with the Internet.
Certainly the Internet valuation bubble was much more excessive, but the root causes were similar, and the aftermath will likely be similar as well. Just as there were too many companies selling into the PC market in the early 1980s, there are too many companies selling Internet-related services and hardware today. Morgan Stanley Dean Witter's Internet Database includes 376 publicly traded stocks, nearly all of which came public in just the past few years.

Conclusion

The amount of capital that flows into an industry will impact the profit margins for that industry. In the early 1980s, the technology market was relatively small, immature, and con-centrated around the computer. Most of the invested capital at that time was focused on companies serving computer related end markets. Today the technology industry is very broad, with certain segments that are fairly mature and no longer seeing large funding for new entrants. The semiconductor industry is an example. Of the dollar value of IPO and follow-on financing for technology from 1996 to 1999, only 7% went to the semiconductor industry; a total of about $10 billion dollars. A big number? Not really, the worldwide semiconductor market is a $16 billion per month (sales) industry.
During the same 1996-99 period, the Internet related segment received about $36 billion worth of IPO and follow-on financing. That's about 13 years worth of revenue at the Internet-commerce behemoth Amazon.com.

Therefore, we feel that the recent gut-wrenching environment for the technology market is a mixed bag, with both huge opportunity and risk. On the one hand, the massive amounts of capital that have flowed into the tech market over the past few years make many stocks look like they are headed for a replay of the 1980s, where we experience a multi-year period of poor stock performance. Specifically, we look to the sectors that received the most funding and the largest number of new entrants as the ones to perform the worst; e-commerce, portals, B2B software and services, Internet infrastructure (caching and optical) and nearly all forms of telecommunication service providers (wireless, Internet service provider, long distance, etc.). The process of paring down the excessively funded and too numerous Internet players will probably take several years, result in many bankruptcies and stock de-listings.

On the other hand, we believe that there is a whole host of companies for which the competitive environment remains unchanged. The semiconductor industry is an example of a very cyclical industry with alternating periods of rising demand and industry expansion, followed by periods of falling demand, and rising inventories. We are now in one of those periods where the downturn is so severe and sudden, that investors begin questioning whether this is the end for technology stocks. To us, this is just another cyclical downturn, albeit a severe one.

Now for the good news, and why we believe that this is a good time to start a technology mutual fund. This tech wreck is forcing large investors to sell the good with the bad. Let's face it, fund managers that hold a stock like Sycamore
Networks, that has fallen from $167 in August of last year, to $7 today, can't meet the redemptions of their mutual fund by selling single digit stocks -- that just won't raise enough money. So now many are forced to sell Intel, Applied
Materials, Microsoft, Nokia, and a host of other companies that we believe will come back in dramatic fashion -- similar to previous market recoveries from low levels. Once excessive inventories (of PCs, cell phones, chips, etc.) are cleared, much of the technology market (but not all, as we have discussed) may be poised for a "V" shaped recovery. Companies showing the strongest earnings recovery have historically lead the market.

Most technology stocks have fallen by 70%, or more, from the market peak in
March of 2000. Everyone tells us that it takes courage to start a technology mutual fund now. But you tell us -- what requires more courage? Investing in technology when Intel was $75 or at its current price some 60% lower?

As always, we at Kornitzer Capital Management, Inc. want to thank our shareholders for their support and for their referrals of the Buffalo Funds to their friends and family. We are pleased to report that the Buffalo Funds performed favorably on a relative basis over the past twelve months.

Sincerely,

/s/John C. Kornitzer
John C. Kornitzer
President

/s/Kent W. Gasaway
Kent W. Gasaway
Sr. Vice President

/s/Tom W. Laming
Tom W. Laming
Sr. Vice President

Investment Results -- Total Return
                                          Three
                                          Months   One Year  Five Years
                                          Ended      Ended      Ended   Since
                                         3/31/01    3/31/01   3/31/01 Inception*

BUFFALO BALANCED FUND                     -3.66%     -4.58%     7.10%      8.41%
Lipper Balanced Fund Index                -5.01%     -5.56%    10.16%     11.43%
BUFFALO EQUITY FUND                      -14.66%     -9.86%    15.05%     17.69%
Lipper Multi-Cap Core Fund Index         -11.44%    -20.29%    11.97%     14.25%

BUFFALO HIGH YIELD FUND                    7.78%     11.16%     7.26%      8.97%
Lipper High Yield Bond Fund Index          3.42%     -5.18%     4.04%      5.08%

BUFFALO SMALL CAP FUND                    -1.77%      8.95%       N/A     19.89%
Lipper Small-Cap Core Fund Index          -7.60%    -10.44%     9.20%      0.71%

BUFFALO  USA GLOBAL FUND                 -13.93%    -19.80%    16.47%     17.03%
Lipper Capital Appreciation Fund Index   -14.27%    -31.51%    10.26%     12.74%
Lipper Global Fund Index                 -12.34%    -23.30%     9.04%     10.17%

*   Buffalo Balanced Fund (8/12/94), Buffalo Equity Fund (5/19/95), Buffalo High
    Yield Fund (5/19/95), Buffalo Small Cap Fund (4/14/98), Buffalo USA Global
    Fund (5/19/95).

CHART - Buffalo  Balanced  Fund versus  S&P 500 and Merrill  Lynch Bond Fund
Index Weighted Average

CHART - Buffalo Equity Fund versus S&P 500

CHART - Buffalo High Yield Fund versus Merrill Lynch High Yield Bond Fund Index

CHART - Buffalo Small Cap Fund versus S&P 600

CHART - Buffalo USA Global Fund versus S&P 500

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Buffalo
BALANCED Fund

SCHEDULE OF INVESTMENTS
March 31, 2001

    SHARES        COMPANY                                                                                        MARKET VALUE
COMMON STOCKS-- 67.95%
CAPITAL GOODS-- 0.11%
           700    Tyco International Ltd.                                                                   $             30,261
CONSUMER CYCLICAL-- 15.67%
        32,100    Argosy Gaming Co.*                                                                                     837,810
        15,000    Barnes & Noble, Inc.*                                                                              358,500
        25,200    Carnival Corp.                                                                                         697,284
           800    DeVry, Inc.*                                                                                            24,040
        35,000    Elcor Corp.                                                                                            489,300
        19,000    Ethan Allen Interiors, Inc.                                                                            641,820
        10,000    ITT Educational Services, Inc.*                                                                        271,000
        19,000    ServiceMaster (The) Co.                                                                                213,370
        23,000    Strayer Education, Inc.                                                                                805,000
                                                                                                                       4,338,124
CONSUMER STAPLES-- 1.77%
        12,500    McDonald's Corp.                                                                                       331,875
         1,600    PepsiCo, Inc.                                                                                           70,320
         8,000    Purina Mills, Inc.*                                                                                     88,000
                                                                                                                         490,195
ENERGY -- 1.25%
        45,000    Frontier Oil Corp.*                                                                                    346,500
FINANCIAL-- 13.66%
        13,400    American Express Co.                                                                                   553,420
        10,000    Amvescap                                                                                               290,000
         8,500    Bank of America Corp.                                                                                  465,375
        13,500    Fleet Boston Financial Corp.                                                                           509,625
        10,000    JP Morgan Chase & Co.                                                                              449,000
         6,900    Morgan Stanley Dean Witter                                                                             369,150
           700    Northern Trust Corp.                                                                                    43,750
         6,700    PNC Bank Corp.                                                                                         453,925
        18,000    Stilwell Financial, Inc.                                                                               482,760
         3,000    Washington Mutual, Inc.                                                                                164,250
                                                                                                                       3,781,255
HEALTH CARE-- 11.32%
        10,100    Abbott Laboratories                                                                                    476,619
         6,500    American Home Products Corp.                                                                           381,875
         3,000    Amgen, Inc.*                                                                                           180,563
         9,500    Bristol Myers Squibb                                                                                   564,300
         5,800    Johnson & Johnson                                                                                  507,326
         8,200    Merck & Company, Inc.                                                                              622,380
        11,000    Shering-Plough Corp.                                                                                   401,830
                                                                                                                       3,134,893
TECHNOLOGY-- 19.23%
         7,500    Agilent Technologies, Inc.*                                                                            230,475
        12,400    Altera Corp.*                                                                                          265,825
         8,700    Analog Devices, Inc.*                                                                                  315,288
        10,700    Applied Materials, Inc.*                                                                               465,450
        32,600    Atmel Corp.*                                                                                           319,888
        15,400    Cisco Systems, Inc.*                                                                                   243,512
        18,000    Dell Computer Corp.*                                                                                   462,375
        15,000    Erickson (LM) Telephone Co.                                                                             83,906
        12,000    Intel Corp.                                                                                            315,750
         8,500    Micron Technology, Inc.                                                                                353,005
        10,600    Microsoft Corp.*                                                                                       579,687
        15,000    National Semiconductor Corp.*                                                                          401,250
        14,000    Nokia Corp.                                                                                            336,000
        12,000    Sandisk Corp.*                                                                                         244,500
        10,600    Scientific-Atlanta, Inc.                                                                               440,854
           500    Sungard Data Systems, Inc.*                                                                             24,615
        10,400    Wind River Systems, Inc.*                                                                              241,800
                                                                                                                       5,324,180
TRANSPORTATION & SERVICES-- 3.85%
        14,600    FEDEX Corp.*                                                                                           608,528
        25,800    Southwest Airlines Co.                                                                                 457,950
                                                                                                                       1,066,478
UTILITIES-- 1.09%
         5,200    Enron Corp.                                                                                            302,120

TOTAL COMMON STOCKS                                                                                                   18,814,006
(cost $18,628,322)

CONVERTIBLE PREFERRED STOCKS-- 5.76%
        15,035    Fleetwood Capital Trust                                                                                244,319
        53,400    ICO Holdings, Inc.                                                                                   1,046,306
        11,000    Lomak Financing                                                                                        303,875

TOTAL CONVERTIBLE PREFERRED STOCKS                                                                                     1,594,500
(cost $1,546,135)

  FACE AMOUNT     DESCRIPTION                                                                                    MARKET VALUE
CORPORATE BONDS-- 18.41%
$      100,000    Adelphia Communications Corp., 9.875% due 3-1-07                                          $            100,750
       150,000    Adelphia Communications Corp., 9.375% due 11-15-09                                                     149,625
       255,000    Charter Communications, 11.125% due 1-15-11                                                            273,487
        50,000    Circus Circus Enterprise, Inc., 7.625% due 7-15-13                                                      41,500
        50,000    CMS Energy Corp., 8.50% due 4-15-11                                                                     48,905
       200,000    Cummins Engine, 6.75% due 2-15-27                                                                      184,944
       100,000    Diamler Chrysler, 8.50% due 1-18-31                                                                    102,920
       250,000    Fairchild Semiconductor Corp., 10.125% due 3-15-07                                                     236,250
        75,000    Foodmaker Corp., 9.75% due 11-1-03                                                                      75,375
        25,000    French Fragrance, Inc., 10.375% due 5-15-07                                                             24,687
       100,000    French Fragrance, Inc., 11.75% due 2-1-11                                                              105,500
        50,000    Host Marriott, 9.25% due 10-1-07                                                                        51,125
       200,000    HS Resources, Inc., 9.875% due 12-1-03                                                                 204,000
       200,000    Interface, Inc., 9.50% due 11-15-05                                                                    200,000
        50,000    Interface, Inc., 7.30% due 4-1-08                                                                       46,625
        25,000    Kmart Corp., 9.375% due 2-1-06                                                                          25,221
        50,000    Mandalay Resort Group, 10.25% due 8-1-07                                                                51,750
        85,000    Mastec, Inc., 7.75% due 2-1-08                                                                          81,812
       100,000    McDermott International, 9.375% due 3-15-02                                                             91,448
       200,000    MGM Grand, Inc., 9.75% due 6-1-07                                                                      213,500
       100,000    Nash Finch Co., 8.50% due 5-1-08                                                                        90,500
        50,000    Park Place Entertainment Corp., 8.875% due 9-15-08                                                      51,125
       150,000    Phillips Van-Heusen Corp., 7.75% due 11-15-23                                                          127,500
       100,000    Rogers Communications, Inc., 9.125% due 1-15-06                                                        102,250
        50,000    Rogers Communications, Inc., 8.875% due 7-15-07                                                         51,000
        25,000    Station Casinos, Inc., 9.75% due 4-15-07                                                                25,750
       200,000    Station Casinos, Inc., 8.375% due 2-15-08                                                              201,750
       100,000    Swift Energy Co., 10.25% due 8-1-09                                                                    105,750
        50,000    Terra Industries, 10.50% due 6-15-05                                                                    41,625
       100,000    Triton Energy Limited Co., 9.25% due 4-15-05                                                           105,000
       990,000    United Refining Co., 10.75% due 6-15-07                                                                659,587
       205,000    Wal-Mart Stores, Inc., 8.75% due 12-29-06                                                              205,723
       100,000    Warner Chilcott, Inc., 12.625% due 2-15-08                                                             107,875
       325,000    Williams Communications Group, Inc., 10.875% due 10-1-09                                               238,875
        25,000    Winn-Dixie Stores, Inc., 8.875% due 4-1-08                                                              25,219
       760,000    Wiser Oil Co., 9.50% due 5-15-07                                                                       649,800

TOTAL CORPORATE BONDS                                                                                                  5,098,753
(cost $5,386,094)

CONVERTIBLE CORPORATE BONDS-- 6.99%
        25,000    Adaptec, Inc., 4.75% due 2-1-04                                                           $             20,625
       470,000    Argosy Gaming Co., 10.75% due 6-1-09                                                                   507,600
       250,000    Conexant Systems, 4.00% due 2-1-07                                                                     134,063
     1,000,000    Exide Corp., 2.90% due 12-15-05                                                                        440,000
       750,000    HMT Technology Corp., 5.75% due 1-15-04                                                                165,000
     1,115,000    Intevac, Inc., 6.50% due 3-1-04                                                                        581,194
        22,120    Philip Services Corp., zero cpn. due 4-15-10                                                             2,437
       775,805    Philip Services Corp., 3.00% due 4-15-20                                                                85,494

TOTAL CONVERTIBLE CORPORATE BONDS                                                                                      1,936,413
(cost $3,826,794)

TOTAL INVESTMENTS-- 99.11%                                                                                            27,443,672
(cost $29,387,345)

Other assets less liabilities-- 0.89%                                                                                    246,596

TOTAL NET ASSETS-- 100.00%                                                                                  $         27,690,268

For federal income tax purposes, the identified cost of investments owned at
March 31, 2001, was $29,392,821.
Net unrealized depreciation for federal income tax purposes was $1,949,149, which is comprised of unrealized appreciation of $2,904,915 and unrealized depreciation of $4,854,064.

*Non-income producing security

See accompanying Notes to Financial Statements.

Buffalo
EQUITY Fund

SCHEDULE OF INVESTMENTS
March 31, 2001

    SHARES        COMPANY                                                                                        MARKET VALUE
COMMON STOCKS-- 97.13%
CAPITAL GOODS-- 2.76%
        27,400    Tyco International Ltd.                                                                   $          1,184,502

CONSUMER CYCLICAL-- 16.73%
        19,350    Apollo Group, Inc. Cl. A*                                                                              634,922
        59,800    Barnes & Noble, Inc.*                                                                            1,429,220
        62,000    Carnival Corp.                                                                                       1,715,540
        10,200    DeVry, Inc.*                                                                                           306,510
        13,250    Elcor Corp.                                                                                            185,235
        43,250    Ethan Allen Interiors, Inc.                                                                          1,460,985
        17,600    ITT Educational Services, Inc.*                                                                        476,960
        86,400    ServiceMaster (The) Co.                                                                                970,272
                                                                                                                       7,179,644
CONSUMER STAPLES-- 5.33%
        31,400    McDonald's Corp.                                                                                       833,670
        33,100    PepsiCo, Inc.                                                                                        1,454,745
                                                                                                                       2,288,415
FINANCIAL-- 17.20%
        34,700    American Express Co.                                                                                 1,433,110
        27,000    Fleet Boston Financial Corp.                                                                         1,019,250
        19,700    Morgan Stanley Dean Witter                                                                           1,053,950
        17,900    Northern Trust Corp.                                                                                 1,118,750
        22,900    PNC Bank Corp.                                                                                       1,551,475
        20,400    Wilmington Trust Corp.                                                                               1,205,232
                                                                                                                       7,381,767
HEALTH CARE-- 12.20%
        33,400    Abbott Laboratories                                                                                  1,576,146
        11,500    Johnson & Johnson                                                                                1,005,905
        20,800    Merck & Company, Inc.                                                                            1,578,720
        29,500    Schering-Plough Corp.                                                                                1,077,635
                                                                                                                       5,238,406
TECHNOLOGY-- 32.57%
        55,900    Altera Corp.*                                                                                        1,198,356
        27,600    Analog Devices*                                                                                      1,000,224
        28,900    Applied Materials, Inc.*                                                                             1,257,150
       105,000    Atmel Corp.*                                                                                         1,030,313
        44,100    Cisco Systems, Inc.*                                                                                   697,331
        39,800    Diebold, Inc.                                                                                        1,092,908
       125,500    Erickson (LM) Telephone Co.                                                                            702,016
        23,000    Microsoft Corp.*                                                                                     1,257,812
        42,600    Nokia Corp.                                                                                          1,022,400
        35,700    Sandisk Corp.*                                                                                         727,388
        30,300    Scientific-Atlanta, Inc.                                                                             1,260,177
        37,500    Sungard Data Systems, Inc.*                                                                          1,846,125
        38,300    Wind River Systems, Inc.*                                                                              890,475
                                                                                                                      13,982,675
TRANSPORTATION & SERVICES-- 7.13%
        35,200    FEDEX Corp.*                                                                                         1,467,136
        89,887    Southwest Airlines Co.                                                                               1,595,494
                                                                                                                       3,062,630
UTILITIES-- 3.21%
        23,700    Enron Corp.                                                                                          1,376,970

TOTAL COMMON STOCKS                                                                                                   41,695,009
(cost $38,443,929)

  FACE AMOUNT     DESCRIPTION                                                                                    MARKET VALUE
REPURCHASE AGREEMENT-- 2.61%
$    1,120,000    UMB Bank, n.a., 4.78% due 4-2-01
                      (Collateralized by U.S. Treasury Notes,
                      6.50% due 3-31-02 with a value of $1,158,850)                                                    1,120,000
(cost $1,120,000)

TOTAL INVESTMENTS-- 99.74%                                                                                            42,815,009
(cost $39,563,929)

Other assets less liabilities-- 0.26%                                                                                    111,701

TOTAL NET ASSETS-- 100.00%                                                                                  $         42,926,710

For federal income tax purposes, the identified cost of investments owned at
March 31, 2001, was $39,579,988.
Net unrealized appreciation for federal income tax purposes was $3,235,021, which is comprised of unrealized appreciation of $5,928,508 and unrealized depreciation of $2,693,487.

*Non-income producing security

See accompanying Notes to Financial Statements.

Buffalo
HIGH YIELD Fund

SCHEDULE OF INVESTMENTS
March 31, 2001

   SHARES OR
  FACE AMOUNT     COMPANY AND DESCRIPTION                                                                        MARKET VALUE
COMMON STOCKS-- 3.11%
        14,326    Micron Technology, Inc.                                                                   $            594,959
        46,548    Purina Mills, Inc.*                                                                                    512,028
        43,096    Southern Mineral Corp.                                                                                 187,467

TOTAL COMMON STOCKS                                                                                                    1,294,454
(cost $1,118,960)

CONVERTIBLE PREFERRED STOCKS-- 12.53%
        39,550    Bethlehem Steel Corp.                                                                                  702,012
        32,525    Fleetwood Capital Trust                                                                                528,531
        77,800    ICO Holdings, Inc.                                                                                   1,524,394
        32,175    Kmart Financing I                                                                                    1,315,957
         4,870    Lomak Financing Trust                                                                                  134,534
        35,450    TXI Capital Trust I                                                                                  1,012,098

TOTAL CONVERTIBLE PREFERRED STOCKS                                                                                     5,217,526
(cost $6,306,784)

CORPORATE BONDS-- 62.23%
$      150,000    Adelphia Communications Corp., 7.50% due 1-15-04                                                       143,625
       350,000    Adelphia Communications Corp., 9.875% due 3-1-07                                                       352,625
       100,000    Adelphia Communications Corp., 10.875% due 10-1-10                                                     106,500
       890,000    Argosy Gaming Co., 10.75% due 6-1-09                                                                   961,200
       295,000    Bio-Rad Laboratories, 11.625% due 2-15-07                                                              320,075
     2,110,000    Callon Petroleum Co., 10.125% due 9-15-02                                                            2,062,525
       255,000    Charter Communications, 11.125% due 1-15-11                                                            273,488
       750,000    Cherokee International, 10.50% due 5-1-09                                                              600,000
        50,000    Circus Circus Enterprises, Inc., 7.625% due 7-15-13                                                     41,500
       250,000    CMS Energy Corp., 8.50% due 4-15-11                                                                    244,525
       500,000    Cummins Engine, 6.75% due 2-15-27                                                                      462,360
       200,000    Diamler Chrysler, 8.50% due 1-18-31                                                                    205,839
       470,000    Exide Corp., 10.00% due 4-15-05                                                                        364,250
       515,000    Fairchild Semiconductor Corp., 10.125% due 3-15-07                                                     486,675
       250,000    Fairchild Semiconductor Corp., 10.375% due 10-1-07                                                     238,125
       350,000    Foodmaker Corp., 9.75% due 11-1-03                                                                     351,750
        50,000    French Fragrance, Inc., 10.375% due 5-15-07                                                             49,375
       250,000    French Fragrance, Inc., 11.75% due 2-1-11                                                              263,750
     2,490,000    Frontier Oil Corp., 9.125% due 2-15-06                                                               2,371,725
       590,000    Giant Industries, Inc., 9.75% due 11-15-03                                                             584,100
       400,000    Host Marriott, 9.25% due 10-1-07                                                                       409,000
       635,000    HS Resources, Inc., 9.875% due 12-1-03                                                                 647,700
       800,000    ICO Holdings, Inc., 10.375% due 6-1-07                                                                 804,000
       295,000    Interface, Inc., 9.50% due 11-15-05                                                                    295,000
       155,000    Interface, Inc., 7.30% due 4-1-08                                                                      144,537
         4,000    Kmart Corp., 9.375% due 2-1-06                                                                           4,035
        96,000    Kmart Corp., 9.78% due 1-5-20                                                                           91,092
       712,000    King Pharmacy, Inc., 10.75% due 2-15-09                                                                763,620
       450,000    Luigino's, Inc., 10.00% due 2-1-06                                                                     380,250
       350,000    Mandalay Resort Group, 10.25% due 8-1-07                                                               362,250
        70,000    Mandalay Resort Group, 9.50% due 8-1-08                                                                 73,500
       400,000    Mastec, Inc., 7.75% due 2-1-08                                                                         385,000
       250,000    McDermott International, 9.375% due 3-15-02                                                            228,619
       375,000    MGM Grand, Inc., 9.75% due 6-1-07                                                                      400,312
       250,000    MGM Mirage, 8.375% due 2-1-11                                                                          252,500
       395,000    Motorola, Inc., 7.625% due 11-15-10                                                                    390,055
       175,000    Nash Finch Co., 8.50% due 5-1-08                                                                       158,375
       335,000    Packaging Corp. of America, 9.625% due 4-1-09                                                          360,125
       245,000    Park Place Entertainment Corp., 8.875% due 9-15-08                                                     250,513
       250,000    Phillips Van-Heusen Corp., 7.75% due 11-15-23                                                          212,500
       945,000    Pilgrim's Pride Corp., 10.875% due 8-1-03                                                              956,813
       500,000    Plains Resources, Inc., 10.25% due 3-15-06                                                             507,500
       150,000    Pulte Corp., 8.125% due 3-1-11                                                                         151,632
       245,000    Rogers Communications, Inc., 9.125% due 1-15-06                                                        250,512
       265,000    Rogers Communications, Inc., 8.875% due 7-15-07                                                        270,300
       845,000    Royal Carribean Cruises Ltd., 7.50% due 10-15-27                                                       697,202
     1,300,000    Specialty Retailers, Inc., 9.00% due 7-15-07                                                            17,875
       150,000    Station Casinos, Inc., 9.75% due 4-15-07                                                               154,500
       250,000    Station Casinos, Inc., 8.375% due 2-15-08                                                              252,188
        65,000    Swift Energy Co., 10.25% due 8-1-09                                                                     68,738
       800,000    Telecommunications Techniques Co. LLC, 9.75% due 5-15-08                                               660,000
       200,000    Terra Industries, 10.50% due 6-15-05                                                                   166,500
       255,000    Triton Energy Limited Co., 9.25% due 4-15-05                                                           267,750
     1,880,000    United Refining Co., 10.75% due 6-15-07                                                              1,252,550
       150,000    Wal-Mart Stores, Inc., 8.75% due 12-29-06                                                              150,529
       750,000    Warner Chilcott, Inc., 12.625% due 2-15-08                                                             809,062
       200,000    Williams Communications Group, Inc., 11.70% due 8-1-08                                                 157,000
       100,000    Williams Communications Group, Inc., 10.875% due 10-1-09                                                73,500
       355,000    Williams Communications Group, Inc., 11.875% due 8-1-10                                                275,125
       250,000    Winn-Dixie Stores, Inc., 8.875% due 4-1-08                                                             252,188
     1,675,000    Wiser Oil Co., 9.50% due 5-15-07                                                                     1,432,125

TOTAL CORPORATE BONDS                                                                                                 25,920,584
(cost $28,091,565)

CONVERTIBLE CORPORATE BONDS-- 18.45%
       515,000    Adaptec, Inc., 4.75% due 2-1-04                                                                        424,875
       400,000    Analog Device, 4.75% due 10-1-05                                                                       355,000
       300,000    Analog Device, 4.75% due 10-1-05                                                                       266,250
       950,000    Conexant Systems, 4.00% due 2-1-07                                                                     509,437
     1,250,000    Exide Corp., 2.90% due 12-15-05                                                                        550,000
       500,000    HMT Technology Corp., 5.75% due 1-15-04                                                                110,000
     2,430,000    HMT Technology Corp., 5.75% due 1-15-04                                                                534,600
       380,000    Intevac, Inc., 6.50% due 3-1-04                                                                        198,075
     2,000,000    Intevac, Inc., 6.50% due 3-1-04                                                                      1,042,500
       250,000    Kerr McGee Co., 7.50% due 5-15-14                                                                      249,688
       866,000    Lomak Petroleum, Inc., 6.00% due 2-1-07                                                                653,830
       711,000    Moran Energy, Inc., 8.75% due 1-15-08                                                                  671,895
       400,000    OHM Corp., 8.00% due 10-1-06                                                                           358,500
        21,657    Philip Services Corp., zero cpn. due 4-15-10                                                             2,387
       759,568    Philip Services Corp., 3.00% due 4-15-20                                                                83,704
       390,000    Sunrise Assisted Living, Inc., 5.50% due 6-15-02                                                       364,162
     1,000,000    Western Digital Corp., zero cpn. due 2-18-18                                                           302,500
     1,000,000    Wind River Systems, Inc., 5.00% due 8-1-02                                                           1,007,500
TOTAL CONVERTIBLE CORPORATE BONDS                                                                                      7,684,903
(cost $11,266,332)

REPURCHASE AGREEMENT-- 1.20%
       500,000    UMB Bank, n.a., 4.78% due 4-2-01
                      (Collateralized by U.S. Treasury Notes,
                      6.50% due 3-31-02 with a value of $516,921)                                                        500,000
(cost $500,000)

TOTAL INVESTMENTS-- 97.52%                                                                                            40,617,467
(cost $47,283,641)

Other assets less liabilities-- 2.48%                                                                                  1,033,951

TOTAL NET ASSETS-- 100.00%                                                                                  $         41,651,418

For federal income tax purposes, the identified cost of investments owned at
March 31, 2001, was $47,289,329.
Net unrealized depreciation for federal income tax purposes was $6,671,862, which is comprised of unrealized appreciation of $1,282,372 and unrealized depreciation of $7,954,234.

*Non-income producing security

See accompanying Notes to Financial Statements.

Buffalo
SMALL CAP Fund

SCHEDULE OF INVESTMENTS
March 31, 2001

    SHARES        COMPANY                                                                                        MARKET VALUE
COMMON STOCKS-- 95.81%
BASIC MATERIALS-- 1.98%
        36,500    Texas Industries, Inc.                                                                    $          1,059,595

CONSUMER CYCLICAL-- 48.17%
        25,600    AHL Services, Inc.*                                                                                    203,200
        25,350    Apollo Group, Inc. Cl. A*                                                                              831,797
        25,500    Apollo Group, Inc. Phoenix University*                                                                 744,281
       135,000    Argosy Gaming Co.*                                                                                   3,523,500
        48,800    Brunswick Corp.                                                                                        957,944
        14,190    Career Education Corp.*                                                                                713,047
        65,500    Circuit City Store, Inc.                                                                               694,300
        64,000    Coachmen Industries, Inc.                                                                              572,800
        65,700    Education Management Corp.*                                                                          2,143,462
       110,000    Elcor Corp.                                                                                          1,537,800
        43,800    Ethan Allen Interiors, Inc.                                                                          1,479,564
       100,000    First Service Corp.*                                                                                 1,575,000
        45,000    Gentex Corp.*                                                                                        1,040,625
        67,400    Harrahs Entertainment, Inc.*                                                                         1,983,582
        84,500    ITT Educational Services, Inc.*                                                                      2,289,950
         9,200    Liz Claiborne, Inc.                                                                                    432,860
        70,000    Royal Caribbean Cruises Ltd.                                                                         1,613,500
        22,500    Stamps.com, Inc.*                                                                                       67,500
         6,800    Station Casinos, Inc.*                                                                                  93,908
        68,500    Strayer Education, Inc.                                                                              2,397,500
        29,600    Zale Corp.*                                                                                            858,400
                                                                                                                      25,754,520
ENERGY -- 3.65%
       138,500    Frontier Oil Corp.*                                                                                  1,066,450
        70,000    McDermott International, Inc.                                                                          885,500
                                                                                                                       1,951,950
FINANCIAL-- 12.14%
        26,500    Compass Bancshares, Inc.                                                                               566,438
        13,500    Everest Reinsurance Holdings, Inc.                                                                     898,020
        19,800    Gabelli Asset Management*                                                                              663,300
        12,700    H & R Block, Inc.                                                                                  635,762
        22,600    Heller Financial, Inc. Cl. A                                                                           794,390
        12,000    Stancorp Financial Group                                                                               505,200
        22,500    Stewart (W.P.) & Company Ltd.                                                                      488,250
        14,400    Susquehanna Bancshares, Inc.                                                                           259,200
        14,000    Waddell & Reed Financial, Inc. Cl. A                                                               396,900
        11,000    Waddell & Reed Financial, Inc. Cl. B                                                               311,850
        16,500    Wilmington Trust Corp.                                                                                 974,820
                                                                                                                       6,494,130
HEALTH CARE-- 12.26%
        12,000    Applera Corp.-Celera Genomics Group*                                                                   370,200
        30,000    Gale Holdings                                                                                        1,267,500
        34,400    Human Genome Sciences, Inc.*                                                                         1,582,400
        53,500    King Pharmaceuticals, Inc.*                                                                          2,180,125
        61,100    Quintiles Transnational Corp.*                                                                       1,153,263
                                                                                                                       6,553,488
TECHNOLOGY-- 17.61%
        75,000    Adaptec, Inc.*                                                                                         650,391
        25,000    Advent Software, Inc.*                                                                               1,107,812
        62,800    Atmel Corp.*                                                                                           616,225
        58,500    Cadence Design System, Inc.*                                                                         1,081,665
        80,000    Copper Mountain Networks, Inc.*                                                                        271,200
        30,000    Dallas Semiconductor                                                                                   780,300
        25,400    Diebold, Inc.                                                                                          697,484
       331,749    Komag, Inc.*                                                                                           331,749
        40,000    LAM Research Corp.*                                                                                    950,000
         9,100    Modem Media, Inc.*                                                                                      31,850
        39,893    MKS Instruments, Inc.*                                                                                 746,398
        46,200    National Semiconductor Corp.*                                                                        1,235,850
        45,000    Sandisk Corp.*                                                                                         916,875
                                                                                                                       9,417,799
TOTAL COMMON STOCKS                                                                                                   51,231,482
(cost $42,540,327)

  FACE AMOUNT     DESCRIPTION                                                                                    MARKET VALUE
REPURCHASE AGREEMENT-- 4.06%
  $  2,170,000    UMB Bank, n.a., 4.78% due 4-2-01
                      (Collateralized by U.S. Treasury Notes,
                      6.50% due 3-31-02 with a value of $2,243,164)                                                    2,170,000
(cost $2,170,000)

TOTAL INVESTMENTS-- 99.87%                                                                                            53,401,482
(cost $44,710,327)

Other assets less liabilities-- 0.13%                                                                                     71,563

TOTAL NET ASSETS-- 100.00%                                                                                  $         53,473,045

For federal income tax purposes, the identified cost of investments owned at
March 31, 2001, was $44,736,205.

Net unrealized appreciation for federal income tax purposes was $8,665,277, which is comprised of unrealized appreciation of $13,449,101 and unrealized depreciation of $4,783,824.

*Non-income producing security

See accompanying Notes to Financial Statements.

Buffalo
USA Global Fund

SCHEDULE OF INVESTMENTS
March 31, 2001

    SHARES        COMPANY                                                                                        MARKET VALUE
COMMON STOCKS-- 96.99%
BASIC MATERIALS-- 2.80%
        28,800    Sigma-Aldrich Corp.                                                                       $          1,378,800

CAPITAL GOODS-- 4.33%
        19,450    Boeing Co.                                                                                           1,083,559
        25,700    Teleflex, Inc.                                                                                       1,052,415
                                                                                                                       2,135,974
CONSUMER CYCLICAL-- 6.48%
        42,600    Interface, Inc. Cl. A                                                                                  292,875
        35,600    Korn/Ferry International*                                                                              597,012
        78,700    Lear Corp.*                                                                                          2,305,910
                                                                                                                       3,195,797
CONSUMER STAPLES-- 15.84%
        29,300    Coca-Cola Co.                                                                                        1,323,188
        44,800    Gillette Co.                                                                                         1,396,416
        59,400    McDonald's Corp.                                                                                     1,577,070
        23,400    Procter & Gamble Co.                                                                             1,464,840
        42,600    Wrigley, (Wm.) Jr. Co.                                                                               2,055,450
                                                                                                                       7,816,964
FINANCIAL-- 8.02%
        68,600    AFLAC, Inc.                                                                                          1,889,244
        25,700    American International Group, Inc.                                                                   2,068,850
                                                                                                                       3,958,094
HEALTH CARE-- 18.44%
        32,000    American Home Products Corp.                                                                         1,880,000
        33,200    Bristol-Myers Squibb Co.                                                                             1,972,080
        21,800    Johnson & Johnson                                                                                1,906,846
        13,800    Pfizer, Inc.                                                                                           565,110
        78,500    Quintiles Transnational Corp.*                                                                       1,481,688
        35,400    Schering-Plough Corp.                                                                                1,293,162
                                                                                                                       9,098,886
TECHNOLOGY-- 41.08%
       109,000    Adaptec, Inc.*                                                                                         945,234
        33,400    Agilent Technologies, Inc.*                                                                          1,026,382
        30,100    Analog Devices, Inc.*                                                                                1,090,824
        48,001    Applied Materials, Inc.*                                                                             2,088,043
        79,900    Cadence Design System*                                                                               1,477,351
        59,900    Cisco Systems, Inc.*                                                                                   947,169
        47,000    Citrix Systems, Inc.*                                                                                  992,875
        52,700    Dallas Semiconductor                                                                                 1,370,727
        48,400    Intel Corp.                                                                                          1,273,525
       122,700    Intevac, Inc.*                                                                                         722,780
        38,600    Micron Technology, Inc.                                                                              1,603,058
        29,000    Microsoft Corp.*                                                                                     1,585,938
        42,102    MKS Instruments, Inc.*                                                                                 787,728
        91,300    Motorola, Inc.                                                                                       1,301,938
        68,200    National Semiconductor Corp.*                                                                        1,824,350
        64,700    Solectron Corp.*                                                                                     1,229,947
                                                                                                                      20,267,869
TOTAL COMMON STOCKS                                                                                                   47,852,384
(cost $45,468,621)

  FACE AMOUNT     DESCRIPTION                                                                                    MARKET VALUE

REPURCHASE AGREEMENT-- 2.88%
  $  1,420,000    UMB Bank, n.a., 4.78% due 4-2-01
                      (Collateralized by U.S. Treasury Notes,
                      6.50% due 3-31-02 with a value of $1,468,310)                                                    1,420,000
(cost $1,420,000)

TOTAL INVESTMENTS-- 99.87%                                                                                            49,272,384
(cost $46,888,621)

Other assets less liabilities-- 0.13%                                                                                     62,119

TOTAL NET ASSETS-- 100.00%                                                                                  $         49,334,503

For federal income tax purposes, the identified cost of investments owned at
March 31, 2001, was $47,009,364.
Net unrealized appreciation for federal income tax purposes was $2,263,020, which is comprised of unrealized appreciation of $7,017,353 and unrealized depreciation of $4,754,333.

*Non-income producing security

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS
AND LIABILITIES

March 31, 2001
(In Thousands Except Per Share Data)

                                                                                 HIGH         SMALL         USA
                                                    BALANCED       EQUITY        YIELD         CAP         GLOBAL
                                                      FUND          FUND         FUND          FUND         FUND
ASSETS:
     Investments at cost                          $    29,388   $   39,564   $    47,283  $    44,710  $    46,888

     Investments at value                         $    27,444   $   42,815   $    40,617  $    53,401  $    49,272
     Cash                                                  --           74           108           94           58

     Receivables:
        Investments sold                                  261           28           674          --           --
        Dividends                                          36           40            57           11            9
         Interest                                         196          --            795            1           --
        Fund shares sold                                    6           14             5           12           54
              Total assets                             27,943       42,971        42,256       53,519       49,393

LIABILITIES AND NET ASSETS:
     Cash overdraft                                       158          --            --           --           --
     Payables:
         Management fees                                   25           37            35           46           43
         Investments purchased                             70            7           570           --           15
              Total liabilities                           253           44           605           46           58
NET ASSETS                                        $    27,690   $   42,927   $    41,651    $  53,473  $    49,335

NET ASSETS CONSIST OF:
     Capital (capital stock and
         paid-in capital)                         $    30,949   $   39,022   $    53,071  $    43,846  $    48,074
     Accumulated undistributed net
         investment income                                861           24           326          --           --
     Accumulated undistributed net realized
         gain (loss) from investment
         transactions                                 (2,176)          630       (5,080)          936      (1,123)
     Net unrealized appreciation
         (depreciation) of investments                (1,944)        3,251       (6,666)        8,691        2,384

NET ASSETS APPLICABLE TO OUTSTANDING SHARES       $    27,690   $   42,927   $    41,651  $    53,473  $    49,335

Capital shares, $1.00 par value:
     Authorized                                        10,000       10,000        10,000       10,000       10,000

     Outstanding                                        3,089        2,386         4,067        3,571        2,822

NET ASSET VALUE PER SHARE                         $      8.97   $    17.99   $     10.24  $     14.97  $     17.48

See accompanying Notes to Financial Statements.

STATEMENTS
OF OPERATIONS

Year Ended March 31, 2001
(In Thousands)
                                                                                                HIGH         SMALL          USA
                                                                     BALANCED      EQUITY       YIELD        CAP          GLOBAL
                                                                       FUND         FUND        FUND         FUND          FUND
INVESTMENT INCOME:
     Dividends                                                     $      332   $     391    $     619    $     243    $     359
     Interest                                                             967          72        3,843          167          156
     Foreign tax withheld                                                  --         (3)           --           --           --
                                                                        1,299         460        4,462          410          515
EXPENSES:
     Management fees                                                      272         378          393          442          526
     Registration fees                                                     16          16           16           20           17
                                                                          288         394          409          462          543
         Net investment income (loss)                                   1,011          66        4,053         (52)         (28)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
     Net realized gain (loss) from
         investment transactions                                      (2,176)       1,354      (4,982)        2,323         (38)
     Net unrealized appreciation (depreciation) during
         the year on investments                                        (507)      (6,447)       5,009        1,061     (11,681)
         Net gain (loss) on investments                               (2,683)      (5,093)          27        3,384     (11,719)
         Net increase (decrease) in
              net assets resulting from
              operations                                          $   (1,672)   $  (5,027)   $   4,080    $   3,332    $(11,747)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

Years Ended March 31, 2001 and 2000
(In Thousands)

                                                                                                                 Balanced Fund
                                                                                                             2001           2000
OPERATIONS:
     Net investment income (loss)                                                                         $     1,011  $     2,051
     Net realized gain (loss) from investment transactions                                                    (2,176)        1,173
     Net unrealized appreciation (depreciation) during
         the year on investments                                                                                (507)        1,991
         Net increase (decrease) in net assets resulting from operations                                      (1,672)        5,215

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income                                                                                    (1,294)      (1,690)
     Net realized gain from investment transactions                                                               --           --
         Total distributions to shareholders                                                                  (1,294)      (1,690)

CAPITAL SHARE TRANSACTIONS:
     Shares sold                                                                                                7,688        2,085
     Reinvested distributions                                                                                   1,227        1,455
                                                                                                                8,915        3,540
     Shares repurchased                                                                                       (7,503)     (18,187)
         Net increase (decrease) from capital share transactions                                                1,412     (14,647)
              Net increase (decrease) in net assets                                                           (1,554)     (11,122)

NET ASSETS:
     Beginning of year                                                                                        29,244       40,366
     End of year                                                                                          $   27,690   $   29,244

     Undistributed net investment income at end of year                                                   $      861   $      339

Fund share transactions:
     Shares sold                                                                                                 778          225
     Reinvested distributions                                                                                    132          161
                                                                                                                 910          386
     Shares repurchased                                                                                        (787)      (1,970)
         Net increase (decrease) in fund shares                                                                  123      (1,584)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

Years Ended March 31, 2001 and 2000
(In Thousands)

                                                                                     High Yield Fund              Equity Fund
                                                                                   2001          2000         2001           2000

OPERATIONS:
     Net investment income (loss)                                               $      66    $      11    $    4,053     $     4,807
     Net realized gain (loss) from investment
         transactions                                                               1,354        4,375       (4,982)             277
Net unrealized appreciation (depreciation)
         during the year on investments                                           (6,447)        4,103         5,009         (2,570)
         Net increase (decrease) in net assets
              resulting from operations                                           (5,027)        8,489         4,080           2,514
DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income                                                           (42)         (16)       (4,042)         (4,958)
     Net realized gain from investment transactions                               (3,382)        (400)           --              --
         Total distributions to shareholders                                      (3,424)        (416)       (4,042)         (4,958)

CAPITAL SHARE TRANSACTIONS:
     Shares sold                                                                   20,824        9,496         7,414           8,625
     Reinvested distributions                                                       3,348          411         3,380           4,306
                                                                                   24,172        9,907        10,794          12,931
     Shares repurchased                                                           (6,456)     (15,905)      (12,956)        (24,765)
         Net increase (decrease) from capital
              share transactions                                                   17,716      (5,998)       (2,162)        (11,834)
              Net increase (decrease) in net assets                                 9,265        2,075       (2,124)        (14,278)

NET ASSETS:
     Beginning of year                                                             33,662       31,587        43,775          58,053
     End of year                                                                $  42,927    $  33,662    $   41,651     $    43,775
     Undistributed net investment income at end of year                         $      24    $     --     $      326     $       315

Fund share transactions:
     Shares sold                                                                      990          506           724             844
     Reinvested distributions                                                         166           22           338             369
                                                                                    1,156          528         1,062           1,213
     Shares repurchased                                                             (307)        (855)       (1,284)         (2,330)
         Net increase (decrease) in fund shares                                       849        (327)         (222)         (1,117)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

Years Ended March 31, 2001 and 2000
(In Thousands)
                                                                                     Small Cap Fund              USA Global Fund
                                                                                   2001         2000           2001           2000

OPERATIONS:
     Net investment income (loss)                                               $     (52)   $      (58)    $      (28)  $      (66)
     Net realized gain (loss) from investment
         transactions                                                                2,323        3,810            (38)       11,525
Net unrealized appreciation (depreciation)
         during the year on investments                                              1,061         7,228       (11,681)        8,081
Net increase (decrease) in net assets
              resulting from operations                                              3,332        10,980       (11,747)       19,540

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income                                                              --            --           --           (32)
     Net realized gain from investment transactions                                (4,663)         (376)        (6,508)      (1,793)
         Total distributions to shareholders                                       (4,663)         (376)        (6,508)      (1,825)

CAPITAL SHARE TRANSACTIONS:
     Shares sold                                                                    30,155        16,457        19,488        14,147
     Reinvested distributions                                                        4,492           354         6,374         1,764
                                                                                    34,647        16,811        25,862        15,911
     Shares repurchased                                                           (14,450)       (6,036)      (10,356)      (16,827)
         Net increase (decrease) from capital
              share transactions                                                    20,197        10,775        15,506         (916)
              Net increase (decrease) in net assets                                 18,866        21,379       (2,749)        16,799
NET ASSETS:
     Beginning of year                                                              34,607        13,228        52,084        35,285
     End of year                                                                $   53,473   $    34,607    $   49,335   $    52,084
     Undistributed net investment income at end of year                         $      --    $       --     $      --    $       --

Fund share transactions:
     Shares sold                                                                     1,908         1,300           871           675
Reinvested distributions                                                               321            29           330            86
                                                                                     2,229         1,329         1,201           761
     Shares repurchased                                                              (908)         (472)         (462)         (847)
Net increase (decrease) in fund shares                                               1,321           857           739          (86)

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL
STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:
The Funds are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. Investment Valuation -- Corporate stocks, bonds and options traded on a national securities exchange or national market are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the closing bid and asked price is used.

Securities which are traded over-the-counter are priced at the mean between the latest bid and asked price. Securities not currently traded are valued at fair value as determined in good faith by the Board of Directors. Securities with maturities of 60 days or less when acquired or subsequently within 60 days of maturity are valued at amortized cost, which approximates market value.

B. Federal and State Taxes -- The Funds complied with the requirements of the
Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required. The Buffalo
Balanced, Equity, High Yield, Small Cap and USA Global Funds designate $0,
$1,872,882, $0, $4,020,812 and $5,640,078, respectively as long-term capital gain dividends during the year ended March 31, 2001. The Buffalo High Yield Fund has an accumulated net realized loss on sales of investments for federal income tax purposes of $98,388 and $4,212,790, which expires in 2007 and 2009, respectively.

C. Options -- In order to produce incremental earnings and protect gains, the
Funds may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. There were no outstanding written covered call options as of March 31, 2001 or any such transactions during the year then ended.

D. Investment Transactions and Investment Income -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes accretion of market discounts. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

In November 2000, the American Institute of Certified Public Accountants (AICPA)
issued a revised version of the AICPA Audit and Accounting Guide for Investment
Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize premiums and discounts on fixed income securities. The Funds currently do not amortize premiums on fixed income securities. Upon adoption, the Funds will be required to record a cumulative effect adjustment to reflect the amortization of premiums. The adjustment will reduce net investment income and increase unrealized appreciation on securities and therefore will not impact total net assets. At this time, the Funds have not completed their analysis of the impact of this accounting change.

E. Distributions to Shareholders -- Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for amounts related to redemptions of shares as a part of the deduction for dividends paid for income tax purposes and deferral of post
October and wash sale losses.

On the Statements of Assets and Liabilities the following adjustments were made for permanent tax adjustments:

                 ACCUMULATED        UNDISTRIBUTED
                 NET REALIZED       NET INVESTMENT        PAID IN
                  GAIN (LOSS)           INCOME            CAPITAL
Balanced Fund     $  (805)            $  805               $  --
Small Cap Fund         --                 52                 (52)
USA Global Fund        --                 28                 (28)

F. Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2. MANAGEMENT FEES:
Management fees are paid to Kornitzer Capital Management, Inc. at the rate of 1%
per annum of the average daily net asset values of the Funds for services which include administration, and all other operating expenses of the Funds except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Funds and its shares and the cost of qualifying the
Funds' shares for sale in any jurisdiction. Certain officers and/or directors of the Funds are also officers and/or directors of Kornitzer Capital Management,
Inc.

3. INVESTMENT TRANSACTIONS:
Investment transactions for the year ended March 31, 2001, (excluding maturities of short-term commercial notes and repurchase agreements) were as follows:

Balanced Fund
     Purchases                            $       19,307,928
     Proceeds from sales                          18,270,528

Equity Fund
     Purchases                            $       23,779,323
     Proceeds from sales                          10,228,271

High Yield Fund
     Purchases                            $       20,711,999
     Proceeds from sales                          22,832,342

Small Cap Fund
     Purchases                            $       31,228,699
     Proceeds from sales                          13,865,543

USA Global Fund
     Purchases                            $       20,860,822
     Proceeds from sales                           9,105,757

FINANCIAL HIGHLIGHTS

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                             Balanced Fund
                                                                                          YEARS ENDED March 31,
                                                                       2001         2000         1999         1998          1997

Net asset value, beginning of year                                $      9.86   $     8.87   $     11.50  $     10.57  $     10.70

     Income from investment operations:
         Net investment income                                           0.35         0.57          0.66         0.65         0.72
         Net gains (losses) on securities
              (both realized and unrealized)                           (0.79)         0.87        (1.86)         1.84         0.69
     Total from investment operations                                  (0.44)         1.44        (1.20)         2.49         1.41
     Less distributions:
         Dividends from net investment income                          (0.45)       (0.45)        (0.66)       (0.65)       (0.71)
         Distributions from capital gains                                 --           --         (0.64)       (0.91)       (0.83)
         Distribution in excess of capital gains                          --           --         (0.13)          --           --

     Total distributions                                               (0.45)       (0.45)        (1.43)       (1.56)       (1.54)

Net asset value, end of year                                      $      8.97   $     9.86   $      8.87  $     11.50  $     10.57

Total return                                                          (4.58%)       16.78%      (10.49%)       24.76%       13.22%

Ratios/Supplemental Data
Net assets, end of year (in millions)                             $        28   $       29   $        40  $        55  $        44
Ratio of expenses to average net assets                                 1.06%        1.05%         1.04%        1.04%        1.05%
Ratio of net investment income to
     average net assets                                                 3.72%        5.82%         6.19%        5.61%        6.20%
Portfolio turnover rate                                                   68%          33%           57%          61%          56%

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                             Equity Fund
                                                                                         YEARS ENDED March 31,
                                                                       2001         2000         1999         1998          1997

Net asset value, beginning of year                                $     21.91   $    16.95   $     16.94  $     13.93  $     12.36
     Income from investment operations:
         Net investment income                                           0.04         0.01          0.04         0.08         0.15
         Net gains (losses) on securities
              (both realized and unrealized)                           (1.98)         5.21          0.40         4.85         2.51
     Total from investment operations                                  (1.94)         5.22          0.44         4.93         2.66

     Less distributions:
         Dividends from net investment income                          (0.03)       (0.01)        (0.05)       (0.10)       (0.10)
         Distributions from capital gains                              (1.95)       (0.25)        (0.38)       (1.82)       (0.99)
         Distribution in excess of capital gains                          --           --           --            --           --

     Total distributions                                               (1.98)       (0.26)        (0.43)       (1.92)       (1.09)

Net asset value, end of year                                      $     17.99   $    21.91   $     16.95  $     16.94  $     13.93

Total return                                                          (9.86%)       31.07%         2.73%       36.97%       21.23%

Ratios/Supplemental Data
Net assets, end of year (in millions)                             $        43   $       34   $        32  $        35  $        20
Ratio of expenses to average net assets                                 1.04%        1.05%         1.06%        1.09%        1.16%
Ratio of net investment income to
     average net assets                                                 0.17%        0.04%         0.27%        0.56%        1.35%
Portfolio turnover rate                                                   27%          27%           83%          93%         123%

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                            High Yield Fund
                                                                                         YEARS ENDED March 31,
                                                                       2001         2000         1999         1998          1997

Net asset value, beginning of period                              $     10.21   $    10.74   $     12.83  $     11.73  $     11.15

     Income from investment operations:
         Net investment income (loss)                                    1.05         1.05          0.93         0.79         0.82
         Net gains (losses) on securities
              (both realized and unrealized)                             0.02       (0.54)        (2.18)         1.35         0.71

     Total from investment operations                                    1.07         0.51        (1.25)         2.14         1.53

     Less distributions:
         Dividends from net investment income                          (1.04)       (1.04)        (0.76)       (0.80)       (0.80)
         Distributions from capital gains                                 --           --         (0.08)       (0.24)       (0.15)

     Total distributions                                               (1.04)       (1.04)        (0.84)       (1.04)       (0.95)

Net asset value, end of period                                    $     10.24   $    10.21   $     10.74  $     12.83  $     11.73

Total return*                                                          11.16%        4.83%       (9.92%)       18.63%       14.02%

Ratios/Supplemental Data
Net assets, end of period (in millions)                           $        42   $       44   $        58  $        71  $        20
Ratio of expenses to average
     net assets**                                                       1.04%        1.04%         1.05%        1.03%        1.13%
Ratio of net investment income to
     average net assets**                                              10.30%        9.05%         7.76%        6.43%        7.63%
Portfolio turnover rate                                                   54%          16%           30%          24%          39%
*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                                    Small Cap Fund
                                                                                                                   For the Period
                                                                                      Years Ended                From April 14, 1998
                                                                                        March 31,                     (Inception)
                                                                                    2001         2000              To March 31, 1999

Net asset value, beginning of period                                            $    15.38   $      9.49               $     10.00

     Income from investment operations:
         Net investment income (loss)                                               (0.01)        (0.03)                      0.04
         Net gains (losses) on securities
              (both realized and unrealized)                                          1.27          6.13                    (0.51)
     Total from investment operations                                                 1.26          6.10                    (0.47)

     Less distributions:
         Dividends from net investment income                                          --            --                     (0.04)
         Distributions from capital gains                                           (1.67)        (0.21)                       --

     Total distributions                                                            (1.67)        (0.21)                    (0.04)

Net asset value, end of period                                                  $    14.97   $     15.38               $      9.49

Total return*                                                                        8.95%        64.87%                   (4.69%)

Ratios/Supplemental Data
Net assets, end of period (in millions)                                         $       53   $        35               $        13
Ratio of expenses to average net assets**                                            1.04%         1.12%                     1.02%
Ratio of net investment income to
     average net assets**                                                          (0.12%)       (0.27%)                     0.59%
Portfolio turnover rate                                                                31%           42%                       34%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                          USA Global Fund
                                                                                        YEARS ENDED March 31,
                                                                       2001         2000         1999         1998          1997

Net asset value, beginning of period                              $     25.01   $    16.27   $     17.29  $     14.10  $     11.36

     Income from investment operations:
         Net investment income (loss)                                  (0.01)       (0.03)          0.06         0.07         0.08
Net gains (losses) on securities
              (both realized and unrealized)                           (4.67)         9.71        (0.51)         4.20         3.32
     Total from investment operations                                  (4.68)         9.68        (0.45)         4.27         3.40

     Less distributions:
         Dividends from net investment income                             --        (0.02)        (0.06)       (0.06)       (0.05)
         Distributions from capital gains                              (2.85)       (0.92)        (0.51)       (1.02)       (0.61)
     Total distributions                                               (2.85)       (0.94)        (0.57)       (1.08)       (0.66)

Net asset value, end of period                                    $     17.48   $    25.01   $     16.27  $     17.29  $     14.10

Total return*                                                        (19.80%)       60.72%       (2.52%)       31.33%       29.87%

Ratios/Supplemental Data
Net assets, end of period (in millions)                           $        49   $       52   $        35  $        45  $        27
Ratio of expenses to average
     net assets**                                                       1.03%        1.04%         1.05%        1.09%        1.13%
Ratio of net investment income to
     average net assets**                                             (0.05%)      (0.16%)         0.34%        0.47%        0.79%
Portfolio turnover rate                                                   17%          35%           42%          64%          88%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

REPORT OF
INDEPENDENT AUDITORS

The Board of Directors and Shareholders of
Buffalo Balanced Fund, Inc.
Buffalo Equity Fund, Inc.
Buffalo High Yield Fund, Inc.
Buffalo Small Cap Fund, Inc.
Buffalo USA Global Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Buffalo Balanced Fund, Inc., Buffalo Equity
Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc. and
Buffalo USA Global Fund, Inc. (the Funds) as of March 31, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of March 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above at March 31, 2001, and the results of their operations for the year then ended, and changes in their net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Kansas City, Missouri
April 24, 2001

This report has been prepared for the information of the Shareholders of the
Buffalo Funds, and is not to be construed as an offering of the shares of the
Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.

NOTICE TO
SHAREHOLDERS

Shareholder Voting Results

A special meeting of the shareholders of Buffalo Balanced Fund, Inc., Buffalo
Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc.
and Buffalo USA Global Fund, Inc. was held on February 7, 2001. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, and the number of abstentions with respect to such matters are set forth below:

1. To Elect a Board of Directors
                           Balanced            Equity         High Yield         Small Cap       USA Global
                             Fund               Fund             Fund              Fund             Fund

Gene M. Betts
Votes For                  1,765,682         1,227,363         2,668,676        2,211,007         1,584,010
Votes Against/Abstain          2,332             1,919               155            1,348             4,175

Thomas S. Case
Votes For                  1,765,682         1,226,152         2,666,683        2,211,007         1,584,107
Votes Against/Abstain          2,332             3,130             2,148            1,348             4,078

Kent W. Gasaway
Votes For                  1,765,682         1,227,505         2,668,676        2,211,007         1,584,380
Votes Against/Abstain          2,332             1,777               155            1,348             3,805

J. Gary Gradinger
Votes For                  1,765,682         1,227,363         2,668,676        2,211,007         1,584,010
Votes Against/Abstain          2,332             1,919               155            1,348             4,175

Phillip J. Kennedy
Votes For                  1,765,682         1,227,363         2,668,676        2,211,007         1,584,010
Votes Against/Abstain          2,332             1,919               155            1,348             4,175

Stephen S. Soden
Votes For                  1,765,682         1,227,723         2,668,676        2,211,007         1,584,185
Votes Against/Abstain          2,332             1,559               155            1,348             4,000

2. To approve a new Management Agreement between the Funds and Kornitzer Capital Management, Inc.

                           Balanced            Equity         High Yield         Small Cap       USA Global
                             Fund               Fund             Fund              Fund             Fund

Votes For                  1,762,766         1,222,175         2,663,144        2,201,703         1,567,912
Votes Against/Abstain          5,248             7,107             5,687           10,652            20,273

3. To ratify the selection of Ernst & Young, LLP as the Fund's independent auditors.

                           Balanced            Equity         High Yield         Small Cap       USA Global
                             Fund               Fund             Fund              Fund             Fund

Votes For                  1,766,988         1,223,858         2,667,294        2,204,337         1,575,817
Votes Against/Abstain          1,026             5,424             1,537            8,018            12,368

4. To grant the proxyholders the authority to vote upon any other business that may properly come before the Meeting or any adjournments thereof.

                           Balanced            Equity         High Yield         Small Cap       USA Global
                             Fund               Fund             Fund              Fund             Fund

Votes For                  1,740,778         1,206,759         2,652,441        2,189,221         1,550,937
Votes Against/Abstain         27,236            22,523            16,390           23,134            37,248

PRIVACY POLICY

This Privacy Policy has been adopted by the Buffalo Balanced Fund, Inc., Buffalo
Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc.,
Buffalo USA Global Fund, Inc. and Buffalo Science & Technology Fund, Inc.
(hereafter, the "Funds"). The Funds are each an open-end diversified management investment company registered under the Investment Company Act of 1940 (the
"1940 Act").

This Privacy Policy has also been adopted by Kornitzer Capital Management, Inc.
("Kornitzer") an investment adviser registered with the Securities and Exchange
Commission that serves as the investment adviser and manager of the Funds.

The Funds and Kornitzer are collectively referred to as the "Companies," "we,"
"our" or "us."

As a part of providing you services and products we collect non-public personally identifiable information ("Information") about you. Some of this is information you provide and some is obtained from other sources. In some circumstances, a necessary part of providing products and services to you requires that we disclose Information about you to third parties.

We want you to understand how we handle your personal Information. Please read the Privacy Policy carefully. It has information about our policies for the collection, use, disclosure, and protection of your Information. If you have any questions, you can obtain additional information from the following:

Buffalo Funds
P.O. Box 219757
Kansas City, MO 64121-9757
1-800-492-8332
www.buffalofunds.com

Please be aware that we periodically update or revise the Privacy Policy. As methods of doing business change, we reflect any applicable changes in our
Privacy Policy. If you are our customer, we will send you an update as and when it occurs.

SALE/DISCLOSURE OF YOUR PERSONAL INFORMATION

We promise that we will not sell your personal Information to any person.

Also, we will not disclose your personal Information to any third person aside from the disclosures described below. These disclosures generally relate to marketing or maintaining products or services provided to you.

WHAT INFORMATION DO WE COLLECT?

Personal, Financial and Product Information

To be able to offer, provide and maintain these products and services, the
Companies collect a variety of Information about you. The Information we collect will vary depending upon product or service you select. The following is a general list of the Information. Not all of the Information will be collected every time you do business with us.

o    Personal Information
     o   Name
     o   Address
     o   Birthdate
     o   Phone number
     o   Social Security number
     o   Mother's maiden name
     o   E-mail address

o Product Related Information
     o Product Activity History (things you have done with your mutual funds such as deposits, transfers, redemptions, etc.)

GENERAL PRIVACY PROCESSES

How do we collect Information?

We use a variety of methods to collect Information. We collect Information directly from you with paper forms (for example, new account and other administrative forms), over the phone or through facsimile transmissions. We also collect Information from our web site and through other electronic means.
We collect some Information through joint marketing programs where we offer a product or service through another financial institution. In some of these instances, you may be considered a customer of both entities.

Who has access to this Information?

Generally, only the Companies' staff and certain companies working on the
Companies' behalf have access to this Information.

Those Working on Our Behalf

Depending on the product or service you select, there may be a number of third parties that will have access to your Information since they are working on our behalf. This access is necessary because these third parties perform a task or provide admin-istrative services for the product you seek or have purchased from
us. If we do not share the Information, we cannot provide you the product or service you requested. In certain cases, affiliates are the entities performing such services on our behalf.

When we share personal Information with non-affiliated companies working on our behalf, we protect your personal Information by requiring such companies to adopt our privacy policy or have a policy providing protection similar to ours.

Required Disclosures

Certain Information may also be disclosed to third parties without your consent if disclosure is necessary to comply with 1) legal processes, 2) to protect the rights, property, or personal safety of the Funds, their shareholders or the public, 3) as part of inspections or examinations conducted by our regulatory agencies and 4) in other situations as required by law.

Joint Marketing

In certain circumstances, the Companies may jointly market a product or service with another financial institution. In these circumstances, we have arranged to offer our products through these entities and their representatives or through electronic systems (for example, the Internet).

The Companies may make other disclosures authorized by law.

Requested Disclosures

We will disclose your Information if you request it to those persons that you designate. Examples of this are to: members of your family; registered investment advisers, attorneys and CPAs who you have retained to advise you in a transaction; persons whom you have designated to represent you in dealings with
us.

What do we do with the Information?

The Companies make use of the Information to provide you with the financial products and services that we offer.

At the point that you cease being a customer, we will maintain your Information and handle it just the same as our current customers.

The Companies restrict access to the Information to those who need to know it for ordinary business purposes. We also maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your
Information.

What are your options regarding correction of Information?

Generally, upon your written request, we will make available Information for your review. Please note, Information collected that relates to a disputed claim or legal proceeding will not be made available. If you notify us that the
Information is incorrect, we will review it and if we agree, correct our records. If we do not agree, you may submit a short comment, which we will include in future third party disclosures, if any occur, of Information.

Buffalo Mutual Funds
Balanced Fund
Equity Fund
High Yield Fund
Science & Technology Fund
Small Cap Fund
USA Global Fund

Buffalo Funds

Jones & Babson Distributors
A member of the Generali Group

1-800-49-BUFFALO
(1-800-492-8332)
www.buffalofunds.com

Buffalo Funds
P.O. Box 219757
Kansas City, MO 64121-9757

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U.S. POSTAGE
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KANSAS CITY, MO